FINANCIAL ASSETS AND LIABILITIES - Summary of Receivables from and Payables to Related Parties (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Disclosure of receivables and payables [line items]
Receivables from related parties, current		R$ 197,063	R$ 251,471
Receivables from related parties, non-current		202,826	88,620
Related parties receivables		399,889	340,091
Total current liabilities		416,410	322,160
Related party payables		1,078	1,078
Amounts payable, related party transactions		417,488	323,238
Current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, current		197,063	251,471
Non-current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, non-current		202,826	88,620
Commercial operations [member] | Current Liabilities [Member]
Disclosure of receivables and payables [line items]
Total current liabilities		358,856	287,739
Commercial operations [member] | Current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, current		150,185	108,439
Commercial operations [member] | Non-current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, non-current		21,438	36,952
Commercial operations [member] | Raizen [Member] | Current Liabilities [Member]
Disclosure of receivables and payables [line items]
Total current liabilities	[1]	303,656	232,713
Commercial operations [member] | Raizen [Member] | Current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, current	[1]	72,518	63,004
Commercial operations [member] | CLI SUL SA [Member] | Current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, current		19,458	21,633
Commercial operations [member] | Termag MaritimoTerminal De Guaruja SA [Member] | Current Liabilities [Member]
Disclosure of receivables and payables [line items]
Total current liabilities		8,149	10,500
Commercial operations [member] | Termag MaritimoTerminal De Guaruja SA [Member] | Current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, current		14,286	9,286
Commercial operations [member] | Termag MaritimoTerminal De Guaruja SA [Member] | Non-current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, non-current		21,438	36,952
Commercial operations [member] | Associacao Gestora Da Ferrovia Interna Do Porto De Santos [Member] | Current Liabilities [Member]
Disclosure of receivables and payables [line items]
Total current liabilities		45,119
Commercial operations [member] | Associacao Gestora Da Ferrovia Interna Do Porto De Santos [Member] | Current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, current		36,985
Commercial operations [member] | Aguassanta Participacoes S.A. [member] | Current Liabilities [Member]
Disclosure of receivables and payables [line items]
Total current liabilities			984
Commercial operations [member] | Aguassanta Participacoes S.A. [member] | Current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, current			88
Commercial operations [member] | Vale SA [Member] | Current Liabilities [Member]
Disclosure of receivables and payables [line items]
Total current liabilities			4,000
Commercial operations [member] | Vale SA [Member] | Current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, current		3,321	5,000
Commercial operations [member] | Radar Gestão de Investimentos S.A. [Member] | Current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, current		565
Commercial operations [member] | Norgas S.A. [member] | Current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, current			8,976
Commercial operations [member] | Others [member] | Current Liabilities [Member]
Disclosure of receivables and payables [line items]
Total current liabilities		1,932	39,542
Commercial operations [member] | Others [member] | Current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, current		3,052	452
Financial and corporate operations [member] | Current Liabilities [Member]
Disclosure of receivables and payables [line items]
Total current liabilities		416,410	322,160
Financial and corporate operations [member] | Current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, current		46,878	143,032
Financial and corporate operations [member] | Non-current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, non-current		181,388	51,668
Financial and corporate operations [member] | Raizen [Member] | Current Liabilities [Member]
Disclosure of receivables and payables [line items]
Total current liabilities	[1]	57,554	34,421
Financial and corporate operations [member] | Raizen [Member] | Non-Current Liabilities [Member]
Disclosure of receivables and payables [line items]
Related party payables	[1]	1,078	1,078
Financial and corporate operations [member] | Raizen [Member] | Current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, current	[1]	45,173	36,032
Financial and corporate operations [member] | Raizen [Member] | Non-current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, non-current	[1]	26,920	46,935
Financial and corporate operations [member] | Ligga S.A. [member] | Current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, current	[2]		107,000
Financial and corporate operations [member] | Ligga S.A. [member] | Non-current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, non-current	[2]	154,468
Financial and corporate operations [member] | Others [member] | Current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, current		1,705
Financial and corporate operations [member] | Others [member] | Non-current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, non-current			R$ 4,733

[1]	Current and non-current assets receivable from Raízen S.A. and its subsidiaries are, substantially, tax credits that will be reimbursed to the Company when realized. The preferred shares are used by Raízen to reimburse Cosan, with preferred dividends, when the net operating loss is consumed in Raízen. Current liabilities represent Cosan S.A.'s obligation to reimburse Raízen S.A. and its subsidiaries for expenses related to settled legal disputes and other liabilities incurred prior to the formation of the joint venture.
[2]	Balance of financial operation between the Company and Ligga S.A. calculated at 120% of the CDI rate.